Inventories (Tables)	9 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	September 30, 2024	December 31, 2023
	U.S. dollars in thousands
Work in process	6,486	6,176
Finished goods	5,251	7,660
	11,737	13,836